EQUITY - Remuneration to Shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Capital Stock
Statutory reserve for investments (as a percent)	75.00%
Minimum mandatory dividend (as a percent)	25.00%
Dividend paid				R$ 1,449,097
Allocation of the residual result for the year
Fiscal year balance assignment	R$ 3,635,377	R$ 5,646,141	R$ 6,338,688
Legal reserve	(181,769)	(282,307)
Realization of Revaluation Reserve		2,351
CEE GT split adjustments		(33,534)
Mandatory Dividends	(863,402)	(1,340,958)
Retained earnings to be allocated	2,590,206	3,991,693
Constitution of Statutory Reserves and Profit Retention	R$ (2,590,206)	R$ (3,991,693)
Class A preferred shares
Capital Stock
Minimum mandatory dividend (as a percent)	8.00%
Class B preferred shares
Capital Stock
Minimum mandatory dividend (as a percent)	6.00%